Form N-1A Cover	Aug. 21, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PIMCO ETF Trust
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 21, 2026
Prospectus Date	Dec. 02, 2025